Goodwill and IPR&D (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Goodwill and IPR&D

At December 31, 2016 and 2015, our goodwill and IPR&D consisted of the following (in thousands):

	December 31,
	2016	2015
Goodwill	$3,007	$3,007
IPR&D
Acquired IPR&D related to SynthRx acquisition (vepoloxamer)	500	6,549
Acquired IPR&D related to Aires acquisition (AIR001)	2,000	2,000
Total Goodwill and IPR&D	$5,507	$11,556